Securities sold under agreements to repurchase and Other Borrowed Funds (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other borrowed funds disclosures
Borrowings outstanding	$ 153,493	$ 226,338
Average interest rate of outstanding balances	0.59%	0.46%
Federal Home Loan Bank Advances [Member]
Other borrowed funds disclosures
Total borrowing capacity available	$ 608,800	$ 355,100
Borrowings outstanding	150,000	223,265
Federal Reserve Bank Advances [Member]
Other borrowed funds disclosures
Borrowings outstanding	0	0
Available borrowing capacity	330,000	243,900
Securities Sold under Agreements to Repurchase [Member]
Other borrowed funds disclosures
Borrowings outstanding	3,493	3,073
Federal Funds Purchased [Member]
Other borrowed funds disclosures
Federal Funds purchased outstanding	$ 0	$ 0